UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21036

          BlackRock Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—150.3%
		Alabama—4.9%
A2	$ 7,500	Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	$ 7,871,925

		Arizona—0.7%
		San. Luis Fac. Dev. Corp. Rev., Sr. Lien Proj. Regl. Detention Ctr.,
NR	300	6.25%, 5/01/15	05/10 @ 107	294,816
NR	300	7.00%, 5/01/20	05/10 @ 107	293,346
NR	600	7.25%, 5/01/27	05/10 @ 107	584,070

				1,172,232

		California—8.5%
A-	12,090	Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/45	06/15 @ 100	12,054,093
NR	1,585	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,654,565

				13,708,658

		Colorado—0.4%
AAA	635	Springs Co. Utils. Rev. Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	648,456

		District of Columbia—11.2%
A	595	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	600,676
AAA	6,000	Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,304,080
AAA	33,450	Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,120,526
BBB	5,580	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	6,028,800

				18,054,082

		Florida—20.0%
AAA	3,455	Brd. of Ed. Pub. Ed., Cap. Outlay, GO, Ser. A, 5.00%, 6/01/31	06/14 @ 101	3,592,612
BB+	6,200	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	01/06 @ 101	6,405,468
BB+	2,810	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,158,356
A+	10,000	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,602,600
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts. Proj., Ser. A,
		5.625%, 1/01/44, FSA	01/12 @ 100	7,436,230
NR	1,000	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,025,390

				32,220,656

		Georgia—5.1%
AAA	3,000	Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,088,080
AAA	5,000	Atlanta Wtr. & Wstwtr., 5.00%, 11/01/37, FSA	11/14 @ 100	5,133,550

				8,221,630

		Illinois—20.9%
AAA	23,065	Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	4,002,008
NR	1,150 [3]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,160,074
		Chicago, GO,
AAA	55 [4]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	60,451
AAA	5,825	Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,231,235
BBB	6,000	Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,146,100
BB+	420	Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	411,936
		Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	525	Ser. A, 5.125%, 6/01/35	06/14 @ 100	517,535
Baa3	425	Ser. B, 5.375%, 6/01/35	06/14 @ 100	419,118
A	6,000	Hlth. Facs. Auth., Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,215,220
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj.,
AAA	10,000	Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,333,200
AAA	10,000	Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,160,400
AAA	10,000	Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,056,300
		O’Hare Intl. Arpt.,
AAA	1,000	Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,028,610
AAA	1,000	Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,027,120

				33,769,307

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—1.3%
Aa2	$ 1,985	Multi-Fam. Hsg., Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	$ 2,071,764

		Kansas—3.3%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,340,300

		Louisiana—0.7%
Baa1	1,165	Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	1,182,615

		Maryland—3.4%
NR	1,250	Baltimore Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,308,700
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,047,670
Baa1	1,040	Hlth. & Higher Edl. Facs. Auth. Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,068,839

				5,425,209

		Massachusetts—0.6%
AAA	1,000	Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,014,450

		Multi-State—7.4%
Baa1	10,500 [3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,893,035

		Nevada—0.9%
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area Proj., 5.65%, 6/01/23	06/06 @ 103	1,430,842

		New Jersey—9.5%
		Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	1,544,400
B	3,000	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,707,890
Baa3	7,500	Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,631,225
BBB-	1,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,555,335
NR	915	Middlesex Cnty. Imprt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	901,540

				15,340,390

		New York—15.7%
AAA	1,330	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
		5.00%, 6/15/31	06/12 @ 100	1,369,514
AA-	9,710	Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	10,744,795
AAA	1,760	Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,811,551
B-	8,100	New York City Indl. Dev. Agcy., 7.75%, 8/01/31	08/16 @ 101	7,822,332
AA+	790	New York City Mun. Wtr. Fin. Auth., Ser. A, 5.00%, 6/15/39	06/15 @ 100	809,244
BBB	5,455	New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.19	804,285
AAA	1,885	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	1,961,531

				25,323,252

		North Carolina—4.5%
AA+	1,700	Cap. Fac. Fin. Agcy., Ser. A, 5.00%, 10/01/41	10/15 @ 100	1,746,376
NR	2,945	Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	3,086,537
AA+	2,265	Univ. of NC, Chapel Hill Rev., Ser. A, 5.00%, 12/01/34	12/15 @ 100	2,346,087

				7,179,000

		Ohio—3.6%
AAA	4,220	Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	4,232,702
NR	1,500	Port Greater Cincinnati Dev. Auth., Cooperative Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34	02/14 @ 102	1,574,055

				5,806,757

		Oklahoma—1.1%
B-	1,725	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,749,616

		Oregon—0.6%
Aa2	990	Multi-Fam. Hsg., Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34	12/11 @ 100	1,033,402

		Pennsylvania—3.2%
BB-	4,895	Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	5,214,594

		South Carolina—0.7%
BBB+	1,000	Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	1,165,950

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—15.3%
BBB	$ 880	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	$ 967,375
AAA	940	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	959,975
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,565,876
Aa2	2,825	Multi-Fam. Hsg., Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35	12/11 @ 100	2,947,209
AAA	60,000	Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	11,165,400
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,133,299

				24,739,134

		West Virginia—0.3%
AAA	520 [5]	Econ. Dev. Auth., Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	538,174

		Wisconsin—6.5%
		Hlth. & Edl. Facs. Auth.,
A-	1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,478,142
A	7,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,395,640
		Pub. Pwr, Inc. Sys.,
AAA	1,000	Ser. A, 5.00%, 7/01/35, AMBAC	07/15 @ 100	1,032,220
AAA	530	Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	545,010

				10,451,012

		Total Long-Term Investments (cost $229,325,080)		242,566,442

		SHORT TERM INVESTMENTS—1.0%
		Massachusetts—0.1%
A-1+	100 [6]	Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj., Ser. GG-1, 2.75%, 12/15/05	N/A	100,000

	Shares
	(000)

		MONEY MARKET FUND—0.9%
	1,400	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,400,000

		Total Short-Term Investments (cost $1,500,000)		1,500,000

		Total Investments—151.3% (cost $230,825,0807)		$244,066,442
		Other assets in excess of liabilities—4.8%		7,788,214
		Preferred shares at redemption value, including dividends payable—(56.1)%		(90,525,294)

		Net Assets Applicable to Common Shareholders—100%		$161,329,362

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 8.1% of its net assets, with a current market value of $13,053,109, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $538,174 on 194 U.S. Treasury Note futures contracts expiring December 2005, 142 U.S. Treasury Note futures contracts expiring March 2006 and 123 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $50,285,750, with an unrealized gain of $646,883.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2005.
[7]	Cost for Federal tax purposes is $230,818,697. The net unrealized appreciation on a tax basis is $13,247,745, consisting of $13,769,828 gross unrealized appreciation and $522,083 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	PCR	— Pollution Control Revenue
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006